Significant Accounting Policies (Narrative) (Details) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Cash Equivalents, at Carrying Value	$ 15,000	$ 20,000
Credit risk, amount at risk	158,000
Credit risk, percentage at risk	71.00%
Interest risk, amount at risk	$ 1,026,000